Intangible assets	12 Months Ended
Dec. 31, 2022
Intangible assets [Abstract]
Intangible assets

9. Intangible assets

		IP & Data		Internally
	Licenses	rights	Patents	generated	Total
At cost
As of January 1, 2021	1,482,520	193,989	417,216	7,021,685	9,115,410
Exchange differences	—	—	—	(3,654)	(3,654)
Additions	3,893,681	—	55,938	2,783,431	6,733,050
As of December 31, 2021	5,376,201	193,989	473,154	9,801,462	15,844,806
Exchange differences	—	—	—	168	168
Additions	—	—	275,281	1,700,503	1,975,784
As of December 31, 2022	5,376,201	193,989	748,435	11,502,133	17,820,758

Accumulated amortization and impairment losses
As of January 1, 2021	—	—	—	—	—
Impairment	(1,482,520)	(47,409)	—	—	(1,529,929)
As of December 31, 2021	(1,482,520)	(47,409)	—	—	(1,529,929)
Impairment	—	(146,580)	(748,435)	(11,502,133)	(12,397,148)
As of December 31, 2022	(1,482,520)	(193,989)	(748,435)	(11,502,133)	(13,927,077)

Net book value
As of December 31, 2021	3,893,681	146,580	473,154	9,801,462	14,314,877
As of December 31, 2022	3,893,681	—	—	—	3,893,681

Intangible assets comprise upfront and milestone payments related to licenses and capitalized development costs.

Commencing with the business year 2018, the Company recorded intangibles related to direct development expenditure of its AM-125 program. In 2019, a US patent on AM-125 was issued and a related EU application was allowed. As a consequence, we started to capitalize patent prosecution and registration costs and in 2022, we capitalized an amount of CHF 275,281 (2021: CHF 55,938). The additions to internally generated intangibles of CHF 1,700,503 includes an adjustment of government grants of CHF 40,653 under the Australian R&D tax incentive program. The amount of CHF 2,783,431 capitalized in 2021 was net of CHF 94,118 government grants obtained.

Based on the impairment testing performed under IFRS as of December 31, 2022, all intangible assets related to the AM-125 project were written off. Accordingly, the Company recorded an impairment of CHF 12,397,148 to its recoverable amount for AM-125 taking in consideration uncertainties regarding the realization of the cash flows in connection with the planned sale or the out-licensing of the AM-125 assets. The recoverable amount was calculated based on an out-license model of AM-125 at current development stage. The recoverable amount of the relevant intangible asset has been determined to be nil on the basis of their value in use, with consideration of fair value less costs of disposal not supporting a higher recoverable amount.

In 2021 the intangible assets related to the projects AM-101, AM-111 and AM-201 were impaired.

The remaining intangible assets are related to the acquisition of Trasir Therapeutics Inc. in 2021, which was treated as an asset acquisition because substantially all the fair value of Trasir was concentrated in a worldwide exclusive license agreement with Washington University (Note 3). Amortization will commence once the intangible assets are available for use, which will be the case after regulatory approvals are obtained and the related products are available for use.